Net Loss per Share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of potential common shares, presented based on amounts outstanding

	Three Months Ended March 31,
	2026	2025
Numerator:
Net loss attributable to common stockholders	$(1,310)	$(770)
Denominator:
Weighted-average common shares outstanding, basic and diluted	172,318,506	42,482,376

Net loss per share attributable to common stockholders, basic and diluted	$(0.01)	$(0.02)

Schedule of potential common shares, presented based on amounts outstanding

	Three Months Ended March 31,
	2026	2025
Series A Preferred Stock	15,000,000	—
Series C Preferred Stock	11,983,000	—
Senior Secured Notes, including accrued interest	154,235	272,135
Convertible promissory notes	75,000,000
Public Warrants	11,499,982	11,499,982
Private Placement Warrants	55,800,000	13,550,000
Unvested Shares	1,129,630	1,129,630
Stock options to purchase common stock	39,653,451	1,103,451
Restricted stock units	25,000	25,000
	210,245,298	27,580,198